OTHER FINANCIAL DATA - DIVIDENDS AND LOANS (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Dec. 31, 2012
Restrictions On Dividends Loans And Advances [Line Items]
Restricted Net Assets		$ 5,300
Undistributed Earnings of Equity Method Investments		107
Utility Subsidiaries [Member]
Restrictions On Dividends Loans And Advances [Line Items]
Line Of Credit Facility, Maximum Ratio Of Indebtedness To Total Capitalization		65.00%
San Diego Gas and Electric Company and Subsidiary [Member]
Restrictions On Dividends Loans And Advances [Line Items]
Amount Available For Dividend Distribution And Loans Without Prior Approval From Regulatory Agency	200	660
FERC Requirement to maintain a common equity ratio at or Above		30.00%
Authorized Capital Structure, Common Equity	52.00%	49.00%
Restricted Net Assets	4,000	3,600
Southern California Gas Company [Member]
Restrictions On Dividends Loans And Advances [Line Items]
Amount Available For Dividend Distribution And Loans Without Prior Approval From Regulatory Agency	698	917
Authorized Capital Structure, Common Equity	52.00%	48.00%
Restricted Net Assets	$ 1,500	$ 1,300